Parent Company Information - Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Income Statements, Captions [Line Items]
Other income (loss)	$ 1,522	$ 1,896	$ (52)
Revenues	82,965	85,894	87,502
Noninterest expense	57,734	75,656	69,213
Income tax expense	6,234	2,443	4,194
Net income	15,836	5,520	10,539
Bank of America Corporation
Condensed Income Statements, Captions [Line Items]
Interest from subsidiaries	2,004	1,836	2,087
Other income (loss)	(623)	72	233
Revenues	20,404	14,457	11,209
Interest on borrowed funds	1,169	1,661	1,730
Other interest expense	5,098	5,552	6,379
Noninterest expense	4,747	4,471	10,938
Total Expense	11,014	11,684	19,047
Income (loss) before income taxes and equity in undistributed earnings of subsidiaries	9,390	2,773	(7,838)
Income tax expense	(3,574)	(4,079)	(7,227)
Income (loss) before equity in undistributed earnings of subsidiaries	12,964	6,852	(611)
Bank holding companies and related subsidiaries	2,872	(1,332)	11,150
Net income	15,836	5,520	10,539
Bank Holding Companies and Related Subsidiaries | Bank of America Corporation
Condensed Income Statements, Captions [Line Items]
Dividends from subsidiaries	18,970	12,400	8,532
Bank holding companies and related subsidiaries	3,068	4,300	13,258
Nonbank Companies and Related Subsidiaries | Bank of America Corporation
Condensed Income Statements, Captions [Line Items]
Dividends from subsidiaries	53	149	357
Bank holding companies and related subsidiaries	$ (196)	$ (5,632)	$ (2,108)